CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Ceded premiums earned	$ 121	$ 94	$ 139
Contract charges, reinsurance ceded	140	177	180
Reinsurance ceded to ERL	(271)	(176)	(187)
Interest credited to contractholder funds	$ 45	$ 44	$ 40